Stockholders' equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
12.  Stockholders’ equity:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Number
Common shares	of shares

Balance, December 31, 2012	12,470,335
Issued on acquisition of Correvio (note 4)	2,481,596
Issued for cash upon exercise of options	5,192
Issued upon exercise of options in cashless transaction	1,154

Balance, December 31, 2013	14,958,277
Issued through at-the-market offering	30,513
Issued through common share offering	1,500,000
Issued upon exercise of options in cashless transaction	32,212
Issued for cash upon exercise of options	70,000
Balance, December 31, 2014	16,591,002

(i)
On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2014, the Company issued 30,513 common shares under the ATM program for gross proceeds of $289.

On March 11, 2014, the Company completed a prospectus offering of 1,500,000 common shares from treasury at CAD $10.00 per common share for net proceeds of $12,369. Additionally, 1,500,000 common shares were sold in a secondary offering from CarCor Investment Holdings LLC, the shareholder from which the Company purchased Correvio, at CAD $10.00 per common share for net proceeds of $12,720.  The Company did not receive any of the proceeds of the sale of common shares by CarCor Investment Holdings LLC.

(c)	Stock options:

Under the terms of the Company’s incentive stock option plan (the “Plan”), the Company may grant options to directors, executive officers, employees and consultants of the Company. The Plan provides for granting of options at the fair market value of the Company’s common shares at the grant date. Options generally vest over periods of up to four years with an expiry term of five years and generally vest in equal amounts at the end of each month. On June 16, 2014, shareholders approved an amendment to the Plan (the “Amended Plan”) whereby the maximum number of shares available for issue under the Amended Plan is a rolling number equal to a maximum of 12.5% of the issued common shares outstanding at the time of grant. Prior to this amendment, the number of shares available for issuance was a specified, fixed amount. Under the Amended Plan, the maximum number of stock options issuable to insiders continues to be restricted to 10% of the issued and outstanding common shares of the Company.

Details of the stock option transactions for the years ended December 31, 2014 and 2013 is summarized as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise price	contractual life	value
	Number	(CAD$)	(years)	(CAD$)
Outstanding as at December 31, 2012	1,118,112	14.64	2.94	67

Options granted	545,000	3.28
Options exercised	(6,710)	1.70
Options forfeited	(245,226)	22.53
Options expired	(209,264)	33.40
Outstanding as at December 31, 2013	1,201,912	4.68	3.71	4,400

Options granted	260,000	8.27
Options exercised	(111,155)	2.17
Options forfeited	(11,335)	7.48
Options expired	(61,132)	24.03
Outstanding as at December 31, 2014	1,278,290	4.68	3.34	8,411
Exercisable as at December 31, 2014	700,920	4.38	2.94	5,150

The outstanding options expire at various dates ranging from May 25, 2015 to September 25, 2019.

At December 31, 2014, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $1.67	272,000	3.22	1.65	132,550	1.65
$1.68 to $2.08	226,845	2.74	1.70	186,681	1.70
$2.09 to $3.78	230,000	2.51	2.45	191,750	2.45
$3.79 to $43.20	549,445	4.01	8.34	189,939	10.88

	1,278,290	3.34	4.68	700,920	4.38

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2014 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2013	599,474	2.10
Granted	260,000	4.55
Vested	(269,409)	2.58
Forfeited	(11,195)	3.98
Expired	(1,500)	12.60

Non-vested at December 31, 2014	577,370	3.19

As of December 31, 2014, there was $1,023 (2013 - $1,349) of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.6 years (2013 – 1.6 years).

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2014 was $666 (2013 - $32).

The aggregate fair value of vested options during the year ended December 31, 2014 was $696 (2013 - $444).

For the year ended December 31, 2014, cash received relating to the exercise of stock options was $148 (2013 - $8).

(d)	Restricted stock plan:

During 2014, the Company established a treasury-based Restricted Share Unit Plan (the “RSU Plan”) to provide long-term incentives to certain executives and other key employees and to support the objective of employee share ownership through the granting of restricted share units (“RSUs”). There is no exercise price and no monetary payment is required from the employees to the Company upon grant of the RSUs or upon the subsequent issuance of shares to settle the award. The vested RSUs may be settled through the issuance of common shares from treasury, by the delivery of common shares purchased on the open market, in cash or in any combination of the foregoing, at the option of the Company. Vesting of RSUs is conditional upon the expiry of a time-based vesting period. The duration of the vesting period and other vesting terms applicable to the grant of the RSUs are determined at the time of the grant. The maximum number of RSU’s issuable under the RSU Plan is 413,001. As at December 31, 2014, the Company approved 59,500 RSUs which are not yet considered to be granted under GAAP criteria.

(e)	Stock-based compensation:

The estimated fair value of options granted to executive officers and directors, and employees is amortized over the vesting period. For the year ended December 31, 2014, stock-based compensation expense of $1,141 (2013 - $645) is recorded in selling, general and administration expenses.

The weighted average fair value of stock options granted during the year ended December 31, 2014 was $4.55 (2013 - $2.17). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2014	2013

Dividend yield	-	-
Expected volatility	87.5%	82.7%
Risk-free interest rate	1.1%	1.3%
Expected average life of the options	3.3 years	3.7 years
Estimated forfeiture rate	0.5%	13.4%

There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares. The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant. The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued. The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination behaviour. Forfeitures are estimated at the time of grant and, if necessary, management revises that estimate if actual forfeitures differ and adjusts stock-based compensation expense accordingly.